Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay versus Performance
As required by Item 402(v) of Regulation S-K, the Company is providing the following information regarding the relationship between executive compensation and the Company’s financial performance for each of the three years in the period ended December 31, 2022. In accordance with the applicable SEC rules, the adjustments described and quantified below were made to the values reported in the Summary Compensation Table for each applicable year to determine the “actual” compensation paid to our Principal Executive Officers (“PEOs”) and the average “actual” compensation paid to our other Named Executive Officers (“NEOs”).
The following table summarizes compensation values reported in the Summary Compensation Table for our PEO and the average for our other NEOs, as compared to “compensation actually paid” or “CAP” and the Company’s financial performance for the years ended December 31, 2022, 2021, and 2020:
Year	Summary Compensation Table Total for First PEO(1)	Summary Compensation Table Total for Second PEO(1) (2)	Compensation Actually Paid to First PEO (1) (2)	Compensation Actually Paid to Second PEO(1) (2)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (2)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)	Adjusted EBITDA(3)
							TSR	Peer Group TSR
(a)	(b)	(b)	(c)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	N/A	$5,028,294	N/A	$3,096,235	$6,276,617	$1,773,093	92.18	148.21	$2,030,000	$316,590,000
2021	$6,862,469	$3,164,649	$5,192,291	$2,999,764	$2,463,661	$2,133,954	72.00	73.63	$(54,185,000)	$135,007,000
2020	$5,095,728	N/A	$7,962,437	N/A	$2,129,704	$370,329(4)	65.69	60.89	$(107,020,000)	$141,463,000

(1)
The first and second PEOs reflected in columns (b) and (c) represent Phillip Gobe and Samuel Sledge, respectively. The non-PEO named executive officers reflected in column (d) and (e) represent the following individuals by year:

2022 – Phillip Gobe, David Schorlemer, Adam Muñoz, and Newton W. Wilson III
2021 – David Schorlemer, Adam Munoz, and Newton W. Wilson III
2020 –
Dale Redman, Darin G. Holderness, David Schorlemer, Jeffrey Smith, David Sledge, Adam Munoz, and Newton W. Wilson III

(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2021	2020
FIRST PEO SUMMARY COMPENSATION TABLE TOTALS	$6,862,469	$5,095,728
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,102,180)	(3,808,721)
Fair value at year end of equity awards granted during the year	3,975,060	6,854,593
Fair value of equity awards granted and vested during the year	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(520,978)	(74,712)
Change in fair value of equity awards granted in prior years that vested during the year	(22,080)	(104,451)
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Total Equity Award Related Adjustments	(1,670,178)	2,866,709
COMPENSATION ACTUALLY PAID TOTALS	$5,192,291	$7,962,437
	2022	2021
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	$5,028,294	$3,164,649
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,258,631)	(2,216,599)
Fair value at year end of equity awards granted during the year	1,799,633	2,053,439
Fair value of equity awards granted and vested during the year	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(632,188)	(72,824)
Change in fair value of equity awards granted in prior years that vested during the year	159,127	71,099
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Total Equity Award Related Adjustments	(1,932,059)	(164,885)
COMPENSATION ACTUALLY PAID TOTALS	$3,096,235	$2,999,764
	2022	2021	2020
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$6,276,617	$2,463,661	$2,129,704
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,190,052)	(1,493,812)	(1,533,177)
Fair value at year end of equity awards granted during the year	623,931	1,191,410	641,894
Fair value of equity awards granted and vested during the year	104,198	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(668,425)	(59,552)	(100,948)
Change in fair value of equity awards granted in prior years that vested during the year	626,824	32,247	(255,785)
Equity awards granted in prior years that were forfeited during the year	—	—	(808,505)
Dividends or other earnings paid on equity awards during the year	—	—	—
Fair value of modifications to options during the year	—	—	297,146
Total Equity Award Related Adjustments	(4,503,524)	(329,707)	(1,759,375)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,773,093	$2,133,954	$370,329

(3)
The Company defines EBITDA as earnings before (i) interest expense, (ii) income taxes, and (iii) depreciation and amortization. The Company defines Adjusted EBITDA as EBITDA, plus (a) loss/(gain) on disposal of assets, (b) loss/(gain) on extinguishment of debt, (c) stock-based compensation, and (d) other unusual or non-recurring (income)/expenses, such as impairment charges, severance, costs related to our IPO and costs related asset acquisition or one-time professional fees. For a more detailed definition of the non-GAAP financial measure of Adjusted EBITDA and reconciliation of Adjusted EBITDA to our most directly comparable financial measures calculated in accordance with GAAP, please read “How We Evaluation Our Operations” in our Form 10-K filed for the year ended December 31, 2022.

(4)
The CAP for non-PEO NEOs for fiscal year 2020 is significantly lower than fiscal years 2021 and 2022 due to Dale Redman, the Company’s former Chief Executive Officer and an NEO for fiscal year 2020, forfeiting all outstanding and unvested equity awards in connection with his resignation on March 13, 2020. Pursuant to Item 402(v) of Regulation S-K, the fair value of such forfeited equity awards as of the end of the prior fiscal year is taken as a deduction in calculating CAP, which fair value was equal to $5,278,134.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The first and second PEOs reflected in columns (b) and (c) represent Phillip Gobe and Samuel Sledge, respectively. The non-PEO named executive officers reflected in column (d) and (e) represent the following individuals by year:

2022 – Phillip Gobe, David Schorlemer, Adam Muñoz, and Newton W. Wilson III
2021 – David Schorlemer, Adam Munoz, and Newton W. Wilson III
2020 –
Dale Redman, Darin G. Holderness, David Schorlemer, Jeffrey Smith, David Sledge, Adam Munoz, and Newton W. Wilson III

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.

	2021	2020
FIRST PEO SUMMARY COMPENSATION TABLE TOTALS	$6,862,469	$5,095,728
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,102,180)	(3,808,721)
Fair value at year end of equity awards granted during the year	3,975,060	6,854,593
Fair value of equity awards granted and vested during the year	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(520,978)	(74,712)
Change in fair value of equity awards granted in prior years that vested during the year	(22,080)	(104,451)
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Total Equity Award Related Adjustments	(1,670,178)	2,866,709
COMPENSATION ACTUALLY PAID TOTALS	$5,192,291	$7,962,437
	2022	2021
SECOND PEO SUMMARY COMPENSATION TABLE TOTALS	$5,028,294	$3,164,649
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(3,258,631)	(2,216,599)
Fair value at year end of equity awards granted during the year	1,799,633	2,053,439
Fair value of equity awards granted and vested during the year	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(632,188)	(72,824)
Change in fair value of equity awards granted in prior years that vested during the year	159,127	71,099
Equity awards granted in prior years that were forfeited during the year	—	—
Dividends or other earnings paid on equity awards during the year	—	—
Total Equity Award Related Adjustments	(1,932,059)	(164,885)
COMPENSATION ACTUALLY PAID TOTALS	$3,096,235	$2,999,764

Non-PEO NEO Average Total Compensation Amount	$ 6,276,617	$ 2,463,661	$ 2,129,704
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,773,093	2,133,954	370,329
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)
The Company deducted from and added to the Summary Compensation Table total compensation the following amounts to calculate compensation actually paid in accordance with Item 402(v) of Regulation S-K as disclosed in columns (c) and (e) for each PEO and Non-PEO NEOs in each respective year. As the Company’s NEOs do not participate in any defined benefit plans, no adjustments were required to amounts reported in the Summary Compensation Table totals related to the value of benefits under such plans.
	2022	2021	2020
NON-PEO NEOS SUMMARY COMPENSATION TABLE TOTALS	$6,276,617	$2,463,661	$2,129,704
Add (Subtract):
Fair value of equity awards granted during the year from the Summary Compensation Table	(5,190,052)	(1,493,812)	(1,533,177)
Fair value at year end of equity awards granted during the year	623,931	1,191,410	641,894
Fair value of equity awards granted and vested during the year	104,198	—	—
Change in fair value of equity awards granted in prior years that were unvested as of the end of the year	(668,425)	(59,552)	(100,948)
Change in fair value of equity awards granted in prior years that vested during the year	626,824	32,247	(255,785)
Equity awards granted in prior years that were forfeited during the year	—	—	(808,505)
Dividends or other earnings paid on equity awards during the year	—	—	—
Fair value of modifications to options during the year	—	—	297,146
Total Equity Award Related Adjustments	(4,503,524)	(329,707)	(1,759,375)
AVERAGE COMPENSATION ACTUALLY PAID TOTALS	$1,773,093	$2,133,954	$370,329

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
CAP and Company TSR
The PEOs’ and other NEOs’ CAP generally align with the Company’s TSR over the three years presented in the table. This is primarily because a significant portion of the CAP to the PEOs and other NEOs is comprised of equity awards. The Company targets approximately 70% for the PEO and 65% for other NEOs of the value of total compensation to be comprised of equity-based awards, including RSUs and PSUs. For more detail regarding the Company’s equity awards, please see “Compensation Discussion and Analysis—What Guides Our Program” in this proxy statement.

Compensation Actually Paid vs. Net Income [Text Block]
CAP vs. Net Income
The Company’s net income has steadily increased while the PEOs’ and other NEOs’ CAP has varied significantly each year. This is due to the emphasis the Company places on equity-based awards, which are sensitive to changes in the price of the Company’s common stock. In addition, the Company does not use net income to determine compensation levels or equity-based award payouts.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
CAP vs. Adjusted EBITDA (the Company-Selected Measure)
The Company’s Adjusted EBITDA has steadily increased while the PEOs’ and other NEOs’ CAP has varied significantly each year. This is due to the emphasis the Company places on equity-based awards, which are sensitive to changes in the price of the Company’s common stock. The Company uses Adjusted EBITDA as a performance metric for annual cash incentive awards granted under the Annual Bonus Plan. For fiscal year 2022, 50% of each NEO’s annual cash incentive was based on the achievement of Adjusted EBITDA.

Total Shareholder Return Vs Peer Group [Text Block]
Company TSR vs. Peer Group TSR
The Company’s cumulative TSR over the three year period was -7.82%, which underperformed the Peer Group TSR over the three period of 48.21%. Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, which is different than the peer group used for measuring performance of PSUs. The Company’s PSUs vest based on the performance of the Company’s TSR relative to the TSR of the companies in our performance peer group during three-year performance periods. For more information of the performance peer group used for PSUs please see “Compensation Discussion and Analysis—What Guides Our Program—Use of Peer Compensation Data” in this proxy statement.

Tabular List [Table Text Block]
Tabular Disclosure of Most Important Measures to Determine FY2022 CAP
The measures listed below represent the most important financial performance measures that we used to determine CAP for fiscal year 2022. For more detail regarding these financial performance measures, please see “Compensation Discussion and Analysis—What Guides Our Program” in this proxy statement.
Most Important Financial Performance Measures
Adjusted EBITDA
Relative TSR
Free Cash Flow

Total Shareholder Return Amount	$ 92.18	72	65.69
Peer Group Total Shareholder Return Amount	148.21	73.63	60.89
Net Income (Loss)	$ 2,030,000	$ (54,185,000)	$ (107,020,000)
Company Selected Measure Amount	316,590,000	135,007,000	141,463,000
PEO Name	Phillip Gobe
Fair Value Of Forfeited Equity Award	$ 5,278,134
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(3)
The Company defines EBITDA as earnings before (i) interest expense, (ii) income taxes, and (iii) depreciation and amortization. The Company defines Adjusted EBITDA as EBITDA, plus (a) loss/(gain) on disposal of assets, (b) loss/(gain) on extinguishment of debt, (c) stock-based compensation, and (d) other unusual or non-recurring (income)/expenses, such as impairment charges, severance, costs related to our IPO and costs related asset acquisition or one-time professional fees. For a more detailed definition of the non-GAAP financial measure of Adjusted EBITDA and reconciliation of Adjusted EBITDA to our most directly comparable financial measures calculated in accordance with GAAP, please read “How We Evaluation Our Operations” in our Form 10-K filed for the year ended December 31, 2022.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Relative TSR
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Free Cash Flow
Samuel Sledge [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,028,294	$ 3,164,649
PEO Actually Paid Compensation Amount	3,096,235	2,999,764
Samuel Sledge [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,258,631)	(2,216,599)
Samuel Sledge [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,932,059)	(164,885)
Samuel Sledge [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,799,633	2,053,439
Samuel Sledge [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(632,188)	(72,824)
Samuel Sledge [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	159,127	71,099
Phillip Gobe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		6,862,469	$ 5,095,728
PEO Actually Paid Compensation Amount		5,192,291	7,962,437
Phillip Gobe [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(5,102,180)	(3,808,721)
Phillip Gobe [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,670,178)	2,866,709
Phillip Gobe [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,975,060	6,854,593
Phillip Gobe [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(520,978)	(74,712)
Phillip Gobe [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(22,080)	(104,451)
Non-PEO NEO [Member] | Equity Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,190,052)	(1,493,812)	(1,533,177)
Non-PEO NEO [Member] | Total Equity Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,503,524)	(329,707)	(1,759,375)
Non-PEO NEO [Member] | Year-end Fair Value Of Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	623,931	1,191,410	641,894
Non-PEO NEO [Member] | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(668,425)	(59,552)	(100,948)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	626,824	$ 32,247	(255,785)
Non-PEO NEO [Member] | Change In Fair Value As Of Vesting Date Of Current Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 104,198
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years That Were Forfeited During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(808,505)
Non-PEO NEO [Member] | Fair Value Of Modifications To Options During The Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ 297,146